Business combination (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Business Combinations [Abstract]
Opening balance			¥ 0
Goodwill acquired	¥ 5,812		0
Goodwill disposed	0		¥ 0
Closing balance	¥ 5,812	$ 845